Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Disaggregated Revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2023	2022	2021
Contract Types:
Licensing	$3,449	$2,160	$2,025
Engineering and other services	39,196	19,061	9,539
Biorefining revenue	$42,645	$21,221	$11,564

Joint development agreements	8,416	6,021	11,700
Contract research	6,233	6,101	2,197
Joint development and contract research revenue	$14,649	$12,122	$13,897

CarbonSmart product	5,337	4,000	—

Total Revenue	$62,631	$37,343	$25,461
The following table presents revenue from partners in collaborative arrangements and from grant contributions which are included in the table above as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue from partners in collaborative agreements included in the Joint development agreements above	5,529	2,575	3,337
Revenue from grant contributions included in the Engineering and other services above	24,146	6,026	2,486
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2023, 2022, and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
North America	$17,618	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	37,447	11,500	7,522
Asia	3,570	5,752	1,477
Australia	3,996	2,942	637
Total Revenue	$62,631	$37,343	$25,461
Contract balances
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of December 31, 2022	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	61,453	—	—
Increases due to cash received	—	10,058	—
Unbilled accounts receivable recognized in trade receivables	(51,405)	—	—
Decrease on revaluation on currency	190	—	160
Reclassification from long-term to short-term	—	2,687	(2,687)
Reclassification to revenue as a result of performance obligations satisfied	—	(12,648)	—
Balance as of December 31, 2023	$28,238	$3,198	$8,233
The increase in contract assets was mostly due to unbilled accounts receivable resulting from revenue recorded under contracts with customers and grants where the Company performed engineering and other services, and primarily relates to contracts with government entities. The decrease in contract liabilities was primarily due to the recognition of revenue during the period related to advance payments previously received by the Company for engineering and other services contracts with customers. As of December 31, 2023 and December 31, 2022 the Company had $11,157 and $11,695, respectively, of billed accounts receivable, net of allowance.
The contract liability balance comprises unconditional payments received from the Company’s customers prior to the satisfaction of the related performance obligations. Such amounts are anticipated to be recorded as revenues when services are performed in subsequent periods. The Company expects to recognize the amounts classified as current contract liabilities in revenue within one year or less and those classified as non-current within two to three years.
Remaining performance obligations
Transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including the length of the contract term compared to the research term and the existence of customer specific acceptance rights.
Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Current	$3,198	$3,101
Non-current	8,233	10,760
Total	$11,431	$13,861